Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Income tax
11.	Income tax

The Company and its subsidiaries are subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

The Company and its subsidiary, Top Wealth BVI, are domiciled in the Cayman Islands and the British Virgin Islands respectively. Both companies currently enjoy permanent income tax holidays; accordingly, both companies do not accrue for income taxes.

The Company’s operating subsidiary, Top Wealth International incorporated in Hong Kong is subject to an income tax rate of 8.25% for first HK$2,000,000 assessable profits and 16.5% for the assessable profits thereafter.

	Years ended December 31,
Provision for income tax	2024	2023	2022

Current
Hong Kong	$-	$669,016	$370,419
Over provision in previous years	-	(31,340)	-

	-	637,676	370,419

Deferred
Hong Kong	-	(34,998)	(7,832)
Under provision in previous years	-	4,475	-

	-	(30,523)	(7,832)

Total	$-	$607,153	$362,587

Numerical reconciliation of income tax expenses to prima facie tax payable:

	Years ended December 31,
	2024	2023	2022

(Loss) profit before income tax	$(2,019,515)	$3,045,248	$2,280,358

Tax effect at the Hong Kong profits tax rate of 16.5%	(333,220)	502,466	376,259
Tax effect of preferential tax rate	-	(21,154)	(21,154)
Tax effect of tax loss not recognized	295,091	-	-
Non-deductible expenditure	38,129	153,475	8,251
Over provision in previous years	-	(26,865)	-
Tax effect of tax reduction	-	(769)	(769)

Total	$-	$607,153	362,587

Effective income tax rate (%)

	Years ended December 31,
	2024	2023	2022

Effective income tax rate – Hong Kong	-%	19.94%	15.9%

The components of deferred tax assets and liabilities and their movements were as follows:

	Tax losses	Depreciation allowance	Total

Balance as of January 1, 2023	$-	$(13,725)	$(13,725)

Credited to statement of operations	-	(30,523)	(30,523)

Balance as of December 31, 2023 and 2024	$-	$(44,248)	$(44,248)

As of December 31, 2024, the Company has unrecognized tax loss of USD1,788,429 as sufficient available future profit against which the tax loss could utilized could not be certain (2023: Nil). Other than the tax lossed, there was no material unrecogniszed temporary difference.

There was no unsettled position with the tax authorities.